CONVERTIBLE NOTES PAYABLE - FireRock (Details) - USD ($)	Sep. 30, 2015	Aug. 06, 2015	Jul. 07, 2015	Jan. 06, 2015
CONVERTIBLE NOTES PAYABLE - FireRock
Company issued FireRock Financial convertible promissory notes in the principal amount				$ 137,500
The Company received net proceeds for FireRock notes				122,500
The FireRock Note was subject to an original issue discount				$ 15,000
FireRock note is convertible at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date				60.00%
The LG Notes may be prepaid by us any time at any time prior to maturity at a premium for a prepayment				135.00%
Company issued shares of restricted common stock to FireRock				250,000
Company issued five-year warrant to purchase shares of our common stock to FireRock				500,000
Company issued five-year warrant to purchase shares of our common stock at an exercise price per share to FireRock				$ 0.50
Company is required to reserve shares of our common stock to cover note conversions				20,000,000
Amount payable due to failure to pay the principal amount and interest on the maturity date to FireRock			$ 312,500
Balance of principal in the amount of the FireRock Note was assigned by the Company to Carebourn Capital LLC		$ 107,000
FireRock converted an amount of principal into shares of common stock.	$ 205,500
FireRock converted an amount of accrued interest into shares of common stock.	$ 1,297
FireRock converted principal plus accrued interest into an aggregate of shares of common stock.	73,043,328